Comprehensive Income (Loss)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Comprehensive Income (Loss) [Abstract]
Comprehensive Income (Loss)

Note 7. Comprehensive Income (Loss)

        Comprehensive income (loss), which primarily includes net income (loss), unrealized gain (loss) on marketable securities, unrealized gain (loss) on derivative instruments and the effect of foreign currency translation is disclosed in the unaudited condensed consolidated statements of operations and comprehensive income (loss).

        The following tables summarize the activity in other comprehensive income (loss), net of the related tax effects.

(In millions)	Unrealized Loss on Derivatives	Unrealized Gains on Available- for-Sale Securities	Foreign Currency Translation	Total
Balance as of December 31, 2013	$1	$7	$(1)	$7
Other comprehensive (loss) income before reclassifications:
Pre-tax amount	(2)	2	(2)	(3)
Tax (benefit) provision	(1)	1	—	—

After-tax amount	(2)	1	(2)	(3)
Amounts reclassified from accumulated other comprehensive income (loss)(1)	—	(2)	—	(2)

Net current period other comprehensive loss	(1)	(2)	(2)	(6)
Spin-off of the TruGreen Business	—	—	(2)	(2)

Balance as of September 30, 2014	$(1)	$5	$(5)	$(1)

Balance as of December 31, 2012	$(2)	$5	$3	$7
Other comprehensive income (loss) before reclassifications:
Pre-tax amount	—	3	(2)	1
Tax provision	—	2	—	1

After-tax amount	—	2	(2)	—
Amounts reclassified from accumulated other comprehensive income (loss)(1)	2	(1)	—	1

Net current period other comprehensive income (loss)	2	1	(2)	1

Balance as of September 30, 2013	$—	$6	$1	$7

(1)
Amounts are net of tax. See reclassifications out of accumulated other comprehensive income below for further details.

        Reclassifications out of accumulated other comprehensive income (loss) included the following components for the periods indicated.

	Nine Months Ended September 30,
			Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) Location
(In millions)	2014	2013
(Gains) Losses on derivatives:
Fuel swap contracts	$—	$(2)	Cost of services rendered and products sold
Interest rate swap contracts	—	5	Interest expense
Net losses on derivatives	—	3
Impact of income taxes	—	1	Provision for income taxes
Total reclassifications related to derivatives	$—	$2

Gains on available-for-sale securities	$(4)	$(1)	Interest and net investment income
Impact of income taxes	(2)	—	Provision for income taxes

Total reclassifications related to securities	$(2)	$(1)

Total reclassifications for the period	$(2)	$1

Note 14. Comprehensive Income (Loss)

        Comprehensive income (loss), which primarily includes net income (loss), unrealized gain (loss) on marketable securities, unrealized gain (loss) on derivative instruments and the effect of foreign currency translation is disclosed on the consolidated statements of operations and comprehensive income (loss) and the consolidated statements of shareholders' equity.

        The following table summarizes the activity in other comprehensive income (loss) and the related tax effects.

(In millions)	Unrealized Losses on Derivatives	Unrealized Gains on Available-for- Sale Securities	Foreign Currency Translation	Total
Balance as of December 31, 2011	$(14)	$4	$4	$(6)
Other comprehensive loss before reclassifications:
Pre-tax amount	—	(2)	—	(2)
Tax provision (benefit)	—	(1)	—	(1)

After tax amount	—	(1)	—	(1)
Amounts reclassified from accumulated other comprehensive income (loss)(1)	12	2	—	14

Net current period other comprehensive income (loss)	12	1	—	13

Balance as of December 31, 2012	$(2)	$5	$4	$7

Other comprehensive income (loss) before reclassifications
Pre-tax amount	—	5	(4)	1
Tax provision (benefit)	—	2	—	2

After tax amount	—	3	(4)	(1)
Amounts reclassified from accumulated other comprehensive income (loss)(1)	2	(1)	—	1

Net current period other comprehensive income (loss)	2	2	(4)	—

Balance as of December 31, 2013	$—	$7	$—	7

(1)
Amounts are net of tax. See reclassifications out of accumulated other comprehensive income (loss) below for further details.

        Reclassifications out of accumulated other comprehensive income (loss) included the following components for the periods indicated.

	As of December 31			Consolidated Statements of Operations and Comprehensive (Loss) Income
	2013	2012	2011
(In millions)
(Gains) losses on derivatives:
Fuel swap contracts	$(1)	$(2)	$(10)	Cost of services rendered and products sold
Interest rate swap contracts	5	22	38	Interest expense

Net losses on derivatives	4	20	28
Impact of income taxes	2	8	11	(Benefit) provision for income taxes

Total reclassifications related to derivatives	$2	$12	$17

(Gains) losses on available-for-sale securities	$(2)	$3	$(6)	Interest and net investment income
Impact of income taxes	(1)	1	(2)	(Benefit) provision for income taxes

Total reclassifications related to securities	$(1)	$2	$(4)

Total reclassifications for the period	$1	$14	$13